AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 23.5%
Banks - 13.2%
Bank Leumi Le-Israel BM	12,858	$91,547
DBS Group Holdings Ltd.	5,700	103,119
DNB ASA	3,236	57,044
Hang Seng Bank Ltd.	3,300	71,107
KBC Group NV	700	45,466
Mitsubishi UFJ Financial Group, Inc.	11,000	56,021
Oversea-Chinese Banking Corp., Ltd.	7,328	57,608
Royal Bank of Canada	1,283	104,075
Sumitomo Mitsui Financial Group, Inc.	1,400	48,107
Toronto-Dominion Bank (The)	1,552	90,495
Westpac Banking Corp.	2,460	49,133

		773,722

Capital Markets - 3.8%
Euronext NV (a)	775	63,458
Partners Group Holding AG	121	92,923
Singapore Exchange Ltd.	10,400	63,804

		220,185

Diversified Financial Services - 1.0%
ORIX Corp.	4,100	61,332

Insurance - 5.5%
Admiral Group PLC	2,490	64,751
Allianz SE (REG)	163	37,942
NN Group NV	1,030	36,502
Sampo Oyj-Class A	1,892	75,174
Swiss Re AG	443	46,224
Zurich Insurance Group AG	168	64,345

		324,938

		1,380,177

Industrials - 15.5%
Aerospace & Defense - 2.5%
Airbus SE	310	40,247
BAE Systems PLC	8,726	61,111
MTU Aero Engines AG	170	45,172

		146,530

Air Freight & Logistics - 0.8%
SG Holdings Co., Ltd.	2,000	49,012

Airlines - 1.7%
Qantas Airways Ltd.	23,071	98,044

Commercial Services & Supplies - 0.6%
Secom Co., Ltd.	400	36,603

Construction & Engineering - 1.1%
Taisei Corp.	1,700	66,159

Industrial Conglomerates - 0.4%
NWS Holdings Ltd.	14,000	21,684

Professional Services - 7.6%
Experian PLC	2,342	74,895

Company	Shares	U.S. $ Value
Intertek Group PLC	470	$31,637
Intertrust NV (a)	1,380	26,996
Meitec Corp.	900	44,225
RELX PLC	6,358	151,001
Wolters Kluwer NV	1,580	115,285

		444,039

Road & Rail - 0.8%
East Japan Railway Co.	500	47,811

		909,882

Information Technology - 12.5%
IT Services - 3.6%
Amadeus IT Group SA-Class A	1,117	80,034
Capgemini SE	732	86,194
Otsuka Corp.	1,200	48,026

		214,254

Software - 8.2%
Check Point Software Technologies Ltd. (b)	890	97,455
Constellation Software, Inc./Canada	120	119,846
Nice Ltd. (b)	829	119,483
Oracle Corp. Japan	1,300	113,329
SAP SE	262	30,830

		480,943

Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co., Ltd.	650	26,614
Samsung Electronics Co., Ltd. (GDR) (a)	15	15,283

		41,897

		737,094

Consumer Staples - 9.5%
Beverages - 0.5%
Diageo PLC	675	27,574

Food & Staples Retailing - 1.3%
Koninklijke Ahold Delhaize NV	3,180	79,524

Food Products - 4.0%
Danone SA	490	43,160
Nestle SA (REG)	985	106,828
Salmar ASA	1,901	83,458

		233,446

Personal Products - 1.8%
Unilever PLC	1,803	108,364

Tobacco - 1.9%
British American Tobacco PLC	1,624	59,975
Philip Morris International, Inc.	661	50,190

		110,165

		559,073

Company	Shares	U.S. $ Value
Health Care - 8.2%
Health Care Providers & Services - 0.8%
Galenica AG (a)(b)	780	$44,800

Pharmaceuticals - 7.4%
Astellas Pharma, Inc.	5,700	81,534
Novo Nordisk A/S-Class B	1,649	85,214
Roche Holding AG	672	195,662
Sanofi	798	73,921

		436,331

		481,131

Consumer Discretionary - 8.1%
Hotels, Restaurants & Leisure - 3.1%
Aristocrat Leisure Ltd.	4,756	98,331
Compass Group PLC	3,223	82,937

		181,268

Household Durables - 1.1%
Auto Trader Group PLC	10,721	67,196

Internet & Direct Marketing Retail - 0.6%
Moneysupermarket.com Group PLC	7,810	36,321

Leisure Products - 1.2%
Bandai Namco Holdings, Inc.	1,100	68,593

Specialty Retail - 0.4%
Hikari Tsushin, Inc.	100	21,694

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	250	77,836
Moncler SpA	720	25,663

		103,499

		478,571

Communication Services - 6.1%
Diversified Telecommunication Services - 4.5%
Cogeco Communications, Inc.	710	57,219
HKT Trust & HKT Ltd.-Class SS	55,000	87,248
Nippon Telegraph & Telephone Corp.	1,900	90,903
TELUS Corp.	791	28,151

		263,521

Entertainment - 0.6%
Daiichikosho Co., Ltd.	800	37,035

Interactive Media & Services - 1.0%
Kakaku.com, Inc.	2,400	59,288

		359,844

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Merlin Properties Socimi SA	5,353	74,735
Nippon Building Fund, Inc.	14	107,564
Nippon Prologis REIT, Inc.	12	32,905

		215,204

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.9%
Vonovia SE	1,075	$54,541

		269,745

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Repsol SA	4,117	64,209
Royal Dutch Shell PLC-Class B	3,970	117,335
TOTAL SA (c)	750	39,050

		220,594

Utilities - 3.1%
Electric Utilities - 2.6%
EDP - Energias de Portugal SA	10,891	42,266
Enel SpA	10,860	81,116
Kansai Electric Power Co., Inc. (The)	2,300	25,761

		149,143

Gas Utilities - 0.5%
Tokyo Gas Co., Ltd.	1,200	30,352

		179,495

Materials - 2.0%
Chemicals - 1.0%
Covestro AG (a)	719	35,578
Tosoh Corp.	1,900	25,311

		60,889

Metals & Mining - 1.0%
Evolution Mining Ltd.	9,760	29,778
Northern Star Resources Ltd.	4,030	29,951

		59,729

		120,618

Total Common Stocks (cost $5,311,278)		5,696,224

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.89% (d)(e)(f) (cost $57,004)	57,004	$57,004

Total Investments Before Security Lending Collateral for Securities Loaned - 97.9% (cost $5,368,282)		5,753,228

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $40,624)	40,624	40,624

Total Investments - 98.6% (cost $5,408,906) (g)		5,793,852
Other assets less liabilities - 1.4%		81,638

Net Assets - 100.0%		$5,875,490

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	17	USD	12	12/16/19	$196
Brown Brothers Harriman & Co.	CAD	499	USD	380	12/16/19	2,704
Brown Brothers Harriman & Co.	CAD	15	USD	11	12/16/19	(6)
Brown Brothers Harriman & Co.	CHF	41	USD	41	12/16/19	264
Brown Brothers Harriman & Co.	EUR	43	USD	48	12/16/19	593
Brown Brothers Harriman & Co.	GBP	9	USD	11	12/16/19	172
Brown Brothers Harriman & Co.	GBP	26	USD	32	12/16/19	(437)
Brown Brothers Harriman & Co.	ILS	977	USD	277	12/16/19	(4,966)
Brown Brothers Harriman & Co.	JPY	3,718	USD	35	12/16/19	73
Brown Brothers Harriman & Co.	NOK	937	USD	104	12/16/19	1,216
Brown Brothers Harriman & Co.	SGD	203	USD	147	12/16/19	286
Brown Brothers Harriman & Co.	USD	96	AUD	141	12/16/19	(961)
Brown Brothers Harriman & Co.	USD	41	CHF	41	12/16/19	(443)
Brown Brothers Harriman & Co.	USD	409	EUR	368	12/16/19	(5,727)
Brown Brothers Harriman & Co.	USD	51	GBP	42	12/16/19	550
Brown Brothers Harriman & Co.	USD	95	GBP	76	12/16/19	(1,220)
Brown Brothers Harriman & Co.	USD	269	JPY	28,512	12/16/19	(4,085)
Brown Brothers Harriman & Co.	USD	105	NOK	937	12/16/19	(1,545)
Brown Brothers Harriman & Co.	USD	144	SEK	1,391	12/16/19	(2,184)
Citibank, NA	KRW	35,013	USD	29	10/30/19	(267)

						$(15,787)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $186,115 or 3.2% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $544,874 and gross unrealized depreciation of investments was $(175,715) resulting in net unrealized appreciation of $369,159.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

GDR	-	Global Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN1

September 30, 2019 (unaudited)

20.0%	Japan
15.4%	United Kingdom
9.6%	Switzerland
6.9%	Canada
5.6%	Netherlands
5.4%	Israel
5.3%	Australia
4.9%	France
4.9%	Germany
3.9%	Singapore
3.8%	Spain
3.1%	Hong Kong
2.4%	Norway
7.8%	Other
1.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Belgium, Denmark, Finland, Italy, Portugal, South Korea and United States.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$194,570		$1,185,607		$	– 0	–	$1,380,177
Industrials	– 0	–	909,882			– 0	–	909,882
Information Technology	217,301		519,793			– 0	–	737,094
Consumer Staples	50,190		508,883			– 0	–	559,073
Health Care	– 0	–	481,131			– 0	–	481,131
Consumer Discretionary	77,836		400,735			– 0	–	478,571
Communication Services	85,370		274,474			– 0	–	359,844
Real Estate	– 0	–	269,745			– 0	–	269,745
Energy	– 0	–	220,594			– 0	–	220,594
Utilities	– 0	–	179,495			– 0	–	179,495
Materials	– 0	–	120,618			– 0	–	120,618
Short-Term Investments:
Investment Companies	57,004		– 0	–		– 0	–	57,004
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	40,624		– 0	–		– 0	–	40,624

Total Investments in Securities	722,895		5,070,957	†		– 0	–	5,793,852
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	6,054			– 0	–	6,054
Liabilities
Forward Currency Exchange Contracts	– 0	–	(21,841)			– 0	–	(21,841)

Total	$722,895		$5,055,170		$	– 0	–	$5,778,065

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$26		$2,846	$2,815	$57	$2
Government Money Market Portfolio*	– 0	–	311	270	41	0	**

Total					$98	$2

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.